Dividends - Additional Information (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 KRW (₩) ₩ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩) ₩ / shares	Dec. 31, 2019 KRW (₩)
Disclosure Of Dividends [Abstract]
Dividends Recognised As Distributions To Owners Of Parent		₩ 689,653	$ 581,740	₩ 861,092	₩ 759,736
Dividends Recognised As Distributions To Owners Of Parent	₩ 292,226	₩ 292,226	$ 246,500
Dividends Recognised As Distributions To Owners Per Share	₩ 750	₩ 1,770		₩ 2,210
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners | ₩		₩ 853,299
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners Per Share		₩ 2,190